Restricted cash and escrow receivables (Details) ¥ in Millions, $ in Millions	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 43,781	$ 6,033	¥ 38,299
Buyer protection fund deposits from merchants on the marketplaces
Restricted cash and escrow receivables
Restricted cash and escrow receivables	35,962		30,924
Others
Restricted cash and escrow receivables
Restricted cash and escrow receivables	¥ 7,819		¥ 7,375